BORROWINGS - Non-recourse borrowings change in the unamortized financing fees of corporate borrowings (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Unamortised Fees
Foreign currency translation and cash flow hedge, net of investment hedge, associated with the disposal	$ (41)
Non-recourse borrowings
Unamortised Fees
Unamortized financing fees, beginning of year		$ (122)	$ (119)
Additional financing fees		(40)	(17)
Amortization of financing fees		21	9
Foreign currency translation and cash flow hedge, net of investment hedge, associated with the disposal		9	5
Unamortized financing fees, end of year		(132)	(122)
Unamortised Premiums
Unamortized premiums, beginning of year		63	92
Additional premiums		103	4
Amortization of premiums		(13)	5
Foreign exchange translation and other		7	(38)
Unamortized premiums, end of year		$ 160	$ 63